Taxation - Provision for Consolidated Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Current income tax	$ 4,570	$ (4,655)	$ (4,338)
Deferred income tax	(83,243)	(22,103)	(39,499)
Income tax expense	$ (78,673)	$ (26,758)	$ (43,837)